                                Ropes & Gray LLP
                             One International Place
                              Boston, MA 02110-2624
                                T (617) 951-7000
                                F (617) 951-7050

                                                    Carlo N. Forcione
                                                    (617) 951-7045
                                                    carlo.forcione@ropesgray.com

May 16, 2007

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

            Re: Schroder Series Trust (File Nos. 33-65632; 811-7840)

Ladies and Gentlemen:

     We are filing today, through EDGAR, under Rule 485(a)(2) of the Securities
Act of 1933, as amended, and Section 8(b) of the Investment Company Act of 1940,
as amended, Post-Effective Amendment No. 38 (the "Amendment") to the
Registration Statement on Form N-1A of Schroder Series Trust (the "Trust"). The
Amendment is being filed to reflect the addition of Schroder All Asset Fund, a series of the Trust.

     Please direct any questions concerning this filing to me at (617) 951-7045 or to my colleagues Timothy W. Diggins at (617) 951-7389 or Melissa J. Maguire
at (617) 951-7729. Thank you.

                                        Very truly yours,

                                        /s/ CARLO N. FORCIONE
                                        ----------------------------------------
                                        Carlo N. Forcione

Enclosure

Cc:  Carin F. Muhlbaum, Esq., Schroder Investment Management North America Inc.

     Mr. Alan M. Mandel, Schroder Investment Management North America Inc.

     Abby L. Ingber, Esq., Schroder Investment Management North America Inc.

     Timothy W. Diggins, Esq., Ropes & Gray LLP

     Melissa J. Maguire, Esq., Ropes & Gray LLP